UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement.
						[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Nuland & Arshad, Inc.
Address:	176 Federal Street
		Boston, MA  02110-2209

Form 13F File Number: 28-0001105544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James G. Nuland, Jr.
Title:	President
Phone:	617-261-7687

Signature, Place and Date of Signing:

_____________________________		Boston, MA
February  24, 2000
[Signature]					[City, State]
[Date]

Report type (Check only one):

[ X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries on this list, omit this section.]
Form 13 File Number		Name

28-______________		____________________________
[Repeat as necessary.]





					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	61,601,475.23

Form 13F Information Table Value Total:	1,342,893.48
							(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form F13 file number(s) of all institutional investment manages with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

____	28-________________		_________________________________

[Repeat as necessary.]








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FORM 13F INFORMATION TABLE






COLUMN 1
COLUMN
2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8



Title of

VALUE
SHS OR  SH/
PUT/
Investment
Other
Voting Authority


Name of Issuer
Class
CUSIP
(x$1000)
PRN AMT PRN
CALL
Discretion
Managers
Sole/ Shared/ None


AT&T CORP
COM
001957109
1,011
19,911
Sole
None
Sole


ABBOT LABS
COM
002824100
414
11,400
Sole
None
Sole


American Int'l
Group
COM
026874107
2,561
23,694
Sole
None
Sole


Ariba
COM
04033V104
1,256
7,081
Sole
None
Sole


Berkshire
Hathaway
CLA
084670108
1,515
27
Sole
None
Sole


Broadcom Corp
CLA
111320107
1,011
3,712
Sole
None
Sole


Cabot Corp.
COM
127055101
1,440
70,684
Sole
None
Sole


Cabot Oil & Gas
CLA
127097103
244
15,215
Sole
None
Sole


Cinar Corp Sub
VTG
Shs B
171905300
666
27,200
Sole
None
Sole


Citigroup Inc.
COM
172967101
1,816
32,604
Sole
None
Sole


Compuware Corp.
COM
206638109
1,693
45,450
Sole
None
Sole


Convergys Corp
COM
212485106
1,885
46,050
Sole
None
Sole


Critical
Path,Inc.
COM
22674V100
1,211
13,403
Sole
None
Sole


Crown America
Realty
COM
228186102
244
47,300
Sole
None
Sole


Dover Corp.
COM
260003108
281
6,200
Sole
None
Sole


Exxon Mobil
corp.
COM
30231G102
252
3,128
Sole
None
Sole


Federated Dept.
Stores
COM
31410H101
1,219
24,100
Sole
None
Sole


General Electric
COM
369604103
633
4,088
Sole
None
Sole


Household Int'l
Corp.
COM
441815107
1,007
24,800
Sole
None
Sole


Intel Corp.
COM
458140100
802
9,740
Sole
None
Sole


Int'l Business
Machines
COM
459200101
755
7,000
Sole
None
Sole


Johnson &
Johnson
COM
478160104
611
7,350
Sole
None
Sole


MCI Worldcom
COM
55268B106
2,210
41,662
Sole
None
Sole


Medallion Finl
Corp
COM
583928106
1,767
98,500
Sole
None
Sole


Merck & Co.
COM
589331107
433
8,080
Sole
None
Sole


Metamore
Worldwide
COM
59133P100
1,825
62,650
Sole
None
Sole


COLUMN 1
COLUMN
2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8





VALUE
SHS OR  SH/
PUT/
Investment
Other
Voting authority


Name of Issuer
Title
of
Class
CUSIP
(x$1000)
PRN AMT PRN
CALL
Discretion
Managers
Sole Shared None


Microsoft Corp.
COM
594918104
1,473
12,620
Sole
None
Sole


Nortel Networks
corp.
COM
656569100
1,360
8,180
Sole
None
Sole


Open Market,Inc.
COM
68370M100
20,592
456,311
Sole
None
Sole


Pfizer Inc.
COM
717081103
292
9,000
Sole
None
Sole


Portal Software
COM
736126103
1,549
15,055
Sole
None
Sole


Redback
Networks,Inc.
COM
757209101
3,112
17,533
Sole
None
Sole


Sealed Air Corp.
COM
81211K100
2,570
48,800
Sole
None
Sole


Service Master
co.
COM
81760N109
685
55,579
Sole
None
Sole


Sprint Corp.
COM
852061100
570
8,300
Sole
None
Sole


United Natural
Foods
COM
911163103
332
27,710
Sole
None
Sole


Washington
Mutual Inc
COM
939322103
624
24,200
Sole
None
Sole


Washington Post
Co Cl B
COM
939664010
8
2,478
4,458
Sole
None
Sole


SBS Broadcasting
COM
L813F102
2,025
41,600
Sole
None
Sole


Peoples Heritage
COM
711147108
199
13,200





Philip Morris
COM
71854107
222
9,680





Alliance Capital
Mgt.
Ltd Ptr
01855A101
1,107
36,950






COM
53015103
259
4,800







TOTALS:
68,211
1,455,005
















































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